Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	Professional Diversity Network, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0900177
Entity Address, Address Line One	55 E. Monroe Street, Suite 2120
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	614-0950
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0001546296
Amendment Flag	true